Income Taxes - Narrative (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Contingency [Line Items]
Net (loss) income from discontinued operations	$ (23,763,000)	$ 1,491,000	$ 3,707,000
Income tax benefits (expense)	15,300,000	(600,000)	(2,000,000)
Effective tax rate for discontinued operations	39.20%	28.40%	34.50%
Undistributed earnings of foreign subsidiaries and certain foreign affiliates	80,800,000
Possible decrease in unrecognized tax benefits due to settlements of audit issues and expiration of statutes of limitation	(2,000,000)
Interest and penalties accrued associated with unrecognized tax benefits	8,800,000	6,800,000	5,300,000
Increase in liability for interest and penalties	$ 2,000,000	$ 1,600,000	$ 1,600,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Tax years open for examination	2008 through 2013
Canada
Income Tax Contingency [Line Items]
Loss carry forwards, expiration	Expire if not used between January 31, 2030 and January 31, 2032
U.S. Tax Authority
Income Tax Contingency [Line Items]
Loss carry forwards, expiration	January 31, 2033
Foreign tax credit carry forwards, expiration	Expire if not used between January 31, 2018 and 2023
Tax year in which the statute of limitations expired	2009
Tax years open for examination	January 31, 2010 through 2013
Tax years currently under examination	January 31, 2011 and 2012
U.S. State
Income Tax Contingency [Line Items]
Number of income tax examination in progress	2